Document And Entity Information	Oct. 24, 2024
Document Information [Line Items]
Entity, Registrant Name	THE GORMAN-RUPP COMPANY
Document, Type	8-K
Document, Period End Date	Oct. 24, 2024
Entity, Incorporation, State or Country Code	OH
Entity, File Number	1-6747
Entity, Tax Identification Number	34-0253990
Entity, Address, Address Line One	600 South Airport Road
Entity, Address, City or Town	Mansfield
Entity, Address, State or Province	OH
Entity, Address, Postal Zip Code	44903
City Area Code	419
Local Phone Number	755-1011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	GRC
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000042682